Equity	6 Months Ended
Jun. 30, 2018
Equity [Abstract]
Equity

16. EQUITY

(a) Ordinary shares

The Company is authorized to issue 100,000,000 ordinary shares.

On September 19, 2017, at the Company’s 2017 Annual Meeting of Members, the shareholders of the Company approved an amendment to the Company’s Memorandum and Articles of Association to remove the par value of the Company’s ordinary shares. On October 12, 2017, the Company filed an amended and restated Memorandum and Articles of Association (the “Amended and Restated M&A”) with the Registrar of Corporate Affairs in the British Virgin Islands to remove par value per share of the Company’s ordinary shares. As a result, additional-paid-in capital resulted from cash received in excess of par value for the Company’s issuance of ordinary shares was reclassified to ordinary shares at December 31, 2017, in an aggregate of approximately $123.5 million.

In January 2018, an aggregate of 529,004 ordinary shares were issued as a result of exercise of stock options granted to employees and consultants. Refer to (d) and (e) below.

(b) Repurchase of common shares

On October 4, 2013, the Company announced a $9.0 million share repurchase program. Repurchases may be made in open-market transactions or through privately negotiated transactions. The timing and extent of any repurchase will depend upon market conditions, the trading price of the Company’s ordinary shares, and other factors, and are subject to the restrictions relating to volume, price and timing under the applicable laws, including but not limited to, Rule 10b-18 promulgated under the Securities Exchange Act of 1934, as amended. The Company’s Board of Directors will review the share repurchase program periodically, and may authorize adjustment of its terms and size accordingly. An aggregate of 1,402,448 shares were repurchased under the program as of December 31, 2015, in an aggregate amount of approximately $7.1 million. On June 7, 2017 the aggregate of 1,402,448 ordinary shares held in the Company’s treasury stock was canceled. As a result, the excess of the cost of those shares over the par value was allocated to additional paid-in capital and retained earnings in the amount of approximately $7.0 million and $104,000, respectively as of June 30, 2017.

(c) Stock-based compensation

The following table provides the details of the approximate total share based payments expense during the six months ended June 30, 2018 and 2017:

	June 30,		June 30,
	2018		2017
	(Unaudited)		(Unaudited)
Employees and directors share-based payments	$290,000	(d)	$247,000	(d)
Stock options issued for services	22,000	(e)	-
	$312,000		$247,000

On September 11, 2013, the Board of Directors of the Company adopted the 2013 Equity Incentive Plan, or the 2013 Plan, pursuant to which, the Company may offer up to five million ordinary shares as equity incentives to its directors, employees and consultants. Such number of shares is subject to adjustment in the event of certain reorganizations, mergers, business combinations, recapitalizations, stock splits, stock dividends, or other change in the corporate structure of the Company affecting the shares issuable under the 2013 Plan. As of December 31, 2015, the Company had issued an aggregate of 4,467,135 shares of restricted stock, to our officers and employees under the 2013 Plan. There was no additional issuance of restricted shares during the years ended December 31, 2016 and 2017 and the six months ended June 30, 2018.

(d) Stock options to employees and directors

On May 9, 2016, the Board of Directors of the Company adopted the 2016 Equity Incentive Plan, or the 2016 Plan. Pursuant to the 2016 Plan, the Company may offer up to five million ordinary shares as equity incentives to its directors, employees and consultants. Such number of shares is subject to adjustment in the event of certain reorganizations, mergers, business combinations, recapitalizations, stock splits, stock dividends, or other change in the corporate structure of the Company affecting the issuable shares under the 2016 Plan. The Company accounts for its stock option awards to employees and directors pursuant to the provisions of ASC 718, Compensation – Stock Compensation. The fair value of each option award is estimated on the date of grant using the Black-Scholes Merton valuation model. The Company recognizes the fair value of each option as compensation expense ratably using the straight-line attribution method over the service period, which is generally the vesting period. On May 27, 2016, the Company granted options to purchase an aggregate of 2,712,000 ordinary shares under the 2016 Plan. The fair value of these options was approximately $1.6 million at the date of the grant, of which approximately $202,000 and $227,000 was recorded as compensation and included in administrative expenses in the consolidated statements of operations for the services provided for the six months ended June 30, 2018 and 2017, respectively. On May 17, 2017, the Company granted options to employees and directors to purchase an aggregate of 960,000 ordinary shares under the 2016 Plan. The fair value of these options was approximately $0.5 million at the date of the grant, of which approximately $88,000 and $20,000 was recorded as compensation and included in administrative expenses in the consolidated statements of operations for the services provided in the six months ended June 30, 2018 and 2017, respectively.

The following table summarizes the inputs and assumptions used to estimate the fair values of the share options granted for the six months ended as follows:

June 30,
2017
Exercise price	$0.99
Expected term	3 years
Expected volatility	80.40%
Expected dividend yield	0%
Risk free interest rate	1.59%
Fair Value	$0.59

Stock option activity for the six months ended June 30, 2018 is summarized as follows:

			Weighted Average
			Remaining	Aggregated
	Options	Weighted Average	Contractual Life	Intrinsic
	Outstanding	Exercise Price	(Years)	Value
Outstanding at December 31, 2017	2,918,000	$1.14	3.40	$996,860
Exercised	(802,800)	$1.21
Canceled	(61,000)	$1.15
Outstanding at June 30, 2018(Unaudited)	2,054,200	$1.11	2.90	$390,358
Vested and expected to be vested as of June 30, 2018(Unaudited)	1,528,000	$1.08	2.90	$332,440
Options exercisable as of June 30, 2018(Unaudited) (vested)	378,400	$0.99	2.90	$116,776

There were no stock options granted to employees during the six months ended June 30, 2018, and the weighted average grant-date fair value of options granted during the six months ended June 30, 2017, was $0.59. The total intrinsic value of stock options exercised during the six months ended June 30, 2018 was approximately $72,000, and there was no exercise during the six months ended June 30, 2017. The Company did not receive any proceeds related to the exercise of stock options from employees for the six months ended June 30, 2018.

The following table summarizes the status of options which contain vesting provisions:

		Weighted
		Average
		Grant Date
	Options	Fair Value
Non-vested at January 1, 2018	2,112,800	$0.70
Vested	(376,000)	$0.59
Canceled	(61,000)	$0.73
Non-vested at June 30, 2018(Unaudited)	1,675,800	$0.72

As of June 30, 2018, approximately $1.0 million of total unrecognized compensation expense related to non-vested share options is expected to be recognized over a weighted average remaining vesting period of approximately 0.9 years. The total fair value of options vested during the six months ended June 30, 2018, and 2017 was approximately $0.2 million and $0 million, respectively. To the extent the actual forfeiture rate is different from what the Company has anticipated, stock-based compensation related to these awards will be different from its expectations.

(e) Stock options to non-employees

Pursuant to the Company’s 2016 Equity Incentive Plan, in 2017 the Company issued 250,000 stock options to consultants and 250,000 options vested during the year ended December 31, 2017. During the six months ended June 30, 2018, 50,000 options were exercised for issuance of 50,000 shares in aggregate cash proceeds of $46,500. The fair value of the options issued to consultants was estimated on the measurement date using the Black-Scholes Merton valuation model. We expensed to administrative expense $96,000 during the year ended December 31, 2017.And we expensed to administrative expense $22,000 during the six months ended June 30, 2018.

As of June 30, 2018, the weighted average exercise price was $1.36 and the weighted average remaining life was 2.54 years. The following table outlines the options outstanding and exercisable as of June 30, 2018:

	June 30, 2018
	Number of
	Options	Exercise	Expiration
	Outstanding	Price	Date
2017 Service Agreement Options (Marketing)	50,000	$1.29	10/31/2020
2017 Service Agreement Options (Marketing)	50,000	$1.63	11/30/2020
2017 Service Agreement Options (Marketing)	50,000	$1.48	12/31/2020
2017 Consulting Service Agreement Options	50,000	$1.02	05/27/2021
	200,000